Average Annual Total Returns		12 Months Ended	56 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	18.64%
FT Vest U.S. Equity Deep Buffer ETF - May
Prospectus [Line Items]
Average Annual Return, Percent		12.99%	6.60%
Performance Inception Date	May 15, 2020
FT Vest U.S. Equity Deep Buffer ETF - May | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.99%	6.60%
FT Vest U.S. Equity Deep Buffer ETF - May | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.69%	5.16%